Consolidated Statements of Changes in Redeemable Convertible Preferred Shares and Shareholders’ Equity (Deficiency) - USD ($) $ in Thousands		Seed Redeemable convertible preferred Shares		Series A Redeemable convertible preferred Shares		Series A-1 Redeemable convertible preferred Shares		Series B Redeemable convertible preferred Shares		Series B-1 Redeemable convertible preferred Shares		Series B-2 Redeemable convertible preferred Shares		Total		Ordinary shares		Additional paid-in-capital		Accumulated deficit		Total
Balance at Dec. 31, 2018		$ 650	[1]	$ 9,394	[1]	$ 2,500	[1]							$ 12,544	[1]		[1],[2]	$ 407	[1]	$ (20,322)	[1]	$ (19,915)
Balance (in Shares) at Dec. 31, 2018	[1]	5,540,254		7,780,937		5,460,043										8,909,813
Issuance of redeemable convertible preferred shares								$ 30,982						30,982
Issuance of redeemable convertible preferred shares (in Shares)								10,468,517
Conversion of convertible loan										$ 10,447				10,447
Conversion of convertible loan (in Shares)										4,144,887
Share-based compensation																		411				411
Warrants to service providers																		58				58
Exercise of options																	[2]						[2]
Exercise of options (in Shares)																136,461
Net loss																				(25,607)		(25,607)
Balance at Dec. 31, 2019		$ 650	[1]	$ 9,394	[1]	$ 2,500	[1]	$ 30,982	[1]	$ 10,447	[1]		[1]	53,973	[1]		[1],[2]	876	[1]	(45,929)	[1]	(45,053)
Balance (in Shares) at Dec. 31, 2019	[1]	5,540,254		7,780,937		5,460,043		10,468,517		4,144,887						9,046,274
Issuance of redeemable convertible preferred shares								$ 1,177						1,177
Issuance of redeemable convertible preferred shares (in Shares)								394,626
Exercise and conversion of warrants												$ 290		290
Exercise and conversion of warrants (in Shares)												71,977
Share-based compensation																		439				439
Warrants to service providers																		52				52
Exercise of options																	[2]	30				30
Exercise of options (in Shares)																226,154
Net loss																				(15,625)		(15,625)
Balance at Dec. 31, 2020		$ 650	[1]	$ 9,394	[1]	$ 2,500	[1]	$ 32,159	[1]	$ 10,447	[1]	$ 290	[1]	55,440	[1]		[1],[2]	1,397	[1]	(61,554)	[1]	(60,157)
Balance (in Shares) at Dec. 31, 2020	[1]	5,540,254		7,780,937		5,460,043		10,863,143		4,144,887		71,977				9,272,428
Exercise of warrants												$ 8,027		8,027
Exercise of warrants (in Shares)												1,194,886
Conversion of preferred shares into ordinary shares		$ (650)		$ (9,394)		$ (2,500)		$ (32,159)		$ (10,447)		$ (8,317)		(63,467)	[2]			63,467				63,467
Conversion of preferred shares into ordinary shares (in Shares)		(5,540,254)		(7,780,937)		(5,460,043)		(10,863,143)		(4,144,887)		(1,266,863)				35,056,127
Conversion of convertible loan to ordinary shares							[2]											30,844				30,844
Conversion of convertible loan to ordinary shares (in Shares)																3,205,020
Issuance of ordinary shares, net of issuance costs							[2]											91,990				91,990
Issuance of ordinary shares, net of issuance costs (in Shares)																13,866,887
Exercise of warrants							[2]											9,222				9,222
Exercise of warrants (in Shares)																872,614
Share-based compensation																		2,211				2,211
Warrants to service providers																		115				115
Exercise of options							[2]											223				223
Exercise of options (in Shares)																743,780
Net loss																				(58,092)		(58,092)
Balance at Dec. 31, 2021			[1]		[1]		[1]		[1]		[1]							$ 199,469		$ (119,646)		$ 79,823
Balance (in Shares) at Dec. 31, 2021							[1]		[1],[2]		[1]					63,016,856

[1]	Prior period share information has been retroactively adjusted to reflect the 1:46.25783 stock split and the changes in par value from NIS 0.01 NIS to 0.000216 effected on October 7, 2021. See also Note 12, Share Capital, for details.
[2]	Represents less than $1.